Rule 24f-2 Notice
For
AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT 1
FILE NOS. 33-16708 AND 811-5301


Fiscal period for which notice is filed                       12/31/95
Securities registered and unsold at the beginning
of the fiscal year                                                   0
Securities registered during this year other than
pursuant to Rule 24f-2                                               0
Sale price of accumulation units sold during fiscal
year ending December 31, 1995                              $110,970,275
Aggregate sale price of accumulation units sold during
the fiscal year ending December 31, 1995                   $110,970,275
Redemption price of accumulation units redeemed
during the fiscal year ending December 31, 1995             $17,412,961
Total amount upon which fee calculation is based            $93,557,314
Fee submitted (1/29 of 1% of total amount)                  $ 32,261.14






AIG LIFE INSURANCE
COMPANY
VARIABLE ACCOUNT 1
BY JOHN COLEMAN

---------------------------
JOHN COLEMAN
ASSISTANT CONTROLLER